Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
Barclays Capital Inc.
(together, the “Specified Parties”)

Re:            BMW Vehicle Lease Trust 2017-1, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the portfolio of automobile retail leases which we were informed are intended to be included as collateral in the offering of BMW Vehicle Lease Trust 2017-1, Asset-Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.

•	The term “Cutoff Date” means January 31, 2017.

•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

•	The term “Company’s Database Systems” means the Company’s Customer Express, Funding, Loan Center, and Credit Flow systems.

•
The term “Source Documents” means the Motor Vehicle Lease Agreement, Modification Letter, Customer’s Billing Statement, Title Documents, Credit Application, Company’s Database Systems, ALG Files, ALG Residual File, and Residual Subvention File provided by the Company.

•	The term “Data File” means the electronic data file containing information related to 36,503 automobile retail leases as of the Cutoff Date provided by the Company on February 2, 2017.

•	The term “XML Data File” means the electronic data file containing information related to 36,503 automobile retail leases as of the Cutoff Date provided by the Company on February 6, 2017.

•	The term “ALG” means the Automotive Lease Guide.

•	The term “ALG Files” means the electronic data files containing information from the ALG Website provided by the Company as of the Cutoff Date.

•	The term “ALG Residual File” means the electronic data file containing the ALG Residual Amounts from ALG provided by the Company as of the Cutoff Date.

•	The term “ALG Residual Value” means the ALG Residual Amount derived from the ALG Residual File provided by the Company as of the Cutoff Date.

•	The term “Residual Subvention File” means the electronic file containing residual subvention information provided by the Company.

•	The term "Company Provided Information" means the Source Documents, Data File, XML Data File, ALG Files, ALG Residual File, and Residual Subvention File.

The Company is responsible for the Data File and XML Data File.

We were instructed by the Company to randomly select 100 automobile retail leases from the Data File (the “Selected Leases”) as listed in Exhibit A, attached hereto. For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of automobile retail leases that we were instructed to randomly select from the Data File.

I.	Data File

At the request of the Specified Parties, for each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
First Payment Date	Motor Vehicle Lease Agreement
Monthly Base Payment Amount	Motor Vehicle Lease Agreement or Modification Letter
Original Term to Maturity	Motor Vehicle Lease Agreement
Maturity Date
Motor Vehicle Lease Agreement or Customer’s Billing Statement

For purposes of comparing the Maturity Date, we were instructed by the Company to deem the Maturity Date to be in agreement if the difference was not greater than 1 day.

State of Registration	Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form
Vehicle Identification Number	Motor Vehicle Lease Agreement
Vehicle Model Year	Motor Vehicle Lease Agreement
Adjusted Manufacturer’s Suggested Retail Price	Motor Vehicle Lease Agreement, Credit Application, or Company’s Funding System
FICO Credit Score	Company’s Funding, Loan Center, or Credit Flow Systems
Remaining Term to Maturity	We recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Cutoff Date.
Days Past Due	We recomputed the Days Past Due as follows:

Attribute	Source Document(s)

(i)                   if the paid through date set forth in the Company’s Database Systems was prior to the Cutoff Date, we recomputed the number of days past due as the number of days between the Cutoff Date and the due date set forth in the Company’s Database Systems and

(ii)                 if the paid through date set forth in the Company’s Database Systems was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

ALG Residual Amount
We recomputed the ALG Residual Amount as the lesser of:

(i)                the ALG Residual Amount at Inception (defined below) and

(ii)               the ALG Residual Value.

The “ALG Residual Amount at Inception” is equal to the product of:

(i)                the Adjusted Manufacturer’s Suggested Retail Price, and

(ii)               the sum of:

(a)    the ALG percentage and

(b)    the mileage adjustment percentage (using the amounts from the ALG Files for items (ii)(a) and (ii)(b)).

As instructed by the Company, the mileage adjustment percentage was the mileage at inception adjustment percentage (the “Inception Adjustment Percentage”) or the mileage allowance adjustment percentage (the “Mileage Allowance Adjustment Percentage”).

The mileage adjustment percentage was equal to the following:

(i)        if the mileage on the odometer disclosure statement was greater than or equal to 500 miles, then the Inception Adjustment Percentage and

(ii)      if the mileage on the odometer disclosure statement was greater than or equal to 500 miles, then the Mileage Allowance Adjustment Percentage.

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.

We found the information listed above regarding the Selected Leases to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto.

A.
We observed the Title Documents in each of the customer files noting the Company’s security interest (lien) in the motor vehicle was Financial Services Vehicle Trust and named as the owner of the vehicle on any of the observed Title Documents. We did not perform any procedures to determine if the Title Documents complied with the Company’s guidelines for preparation and we make no representation regarding the validity of the security interest.

The Title Documents for Selected Lease Numbers 42 and 88 were not available.

B.	We observed the original Motor Vehicle Lease Agreement and noted that each agreement was signed. We make no representation as to the authenticity of the signatures.

II.	XML Data File

At the request of the Specified Parties, for each Selected Lease, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
Lease Number	Company’s Customer Express System
Origination Date	Motor Vehicle Lease Agreement
Acquisition Cost	Motor Vehicle Lease Agreement
Original Term to Maturity	Motor Vehicle Lease Agreement
Maturity Date	Motor Vehicle Lease Agreement or Customer’s Billing Statement For purposes of comparing the Maturity Date, we were instructed by the Company to compare the month and year of the Maturity Date.
First Payment Date	Motor Vehicle Lease Agreement For purposes of comparing the First Payment Date, we were instructed by the Company to compare the month and year of the First Payment Date.
Subvented (Yes/No)
Company’s Funding, Loan Center, or Credit Flow Systems

For the purposes of identifying if a lease was not subvented, we were instructed by the Company to perform the following procedure:

(i)                   Using the Company’s Funding System, if the rate type was either “New Standard” or “Used Standard,” the lease was not considered subvented.

For purposes of identifying if a lease was subvented, we were instructed by the Company to perform the following procedures:

Attribute	Source Document(s)

(i)                  Using the Company’s Funding System, if the rate type was “Sales Support,” the lease was considered subvented.

(ii)                 If the rate type was not “Sales Support,” we requested residual subvention information from the Company.  We compared the Residual Bill Rate from the Residual Subvention File to the Residual Rate from the Residual Subvention File.  If we found that the Residual Bill Rate did not match the Residual Rate, the lease was considered subvented.

Vehicle Model	Motor Vehicle Lease Agreement
Vehicle Model Year	Motor Vehicle Lease Agreement
Vehicle Type	Motor Vehicle Lease Agreement or Credit Application
Original Vehicle Value	Motor Vehicle Lease Agreement, Credit Application, or Company’s Funding System
ALG Residual Amount
We recomputed the ALG Residual Amount as the lesser of:

(i)                  the ALG Residual Amount at Inception and

(ii)                the ALG Residual Value.

For purposes of this procedure, the Company instructed us to deem the ALG Residual Amount to be in agreement if the difference was not greater than $0.01.

Contractual Residual Value	Motor Vehicle Lease Agreement
FICO Credit Score	Company’s Funding, Loan Center, or Credit Flow Systems
Co-lessee (Yes/No)	Motor Vehicle Lease Agreement or Credit Application
State of Registration	Certificate of Title, Application for Title, Lien Statement, Electronic Title Document or Title Request Form
Remaining Term to Maturity	We recomputed the Remaining Term to Maturity using the First Payment Date and the Original Term to Maturity contained in the Motor Vehicle Lease Agreement and the Cutoff Date.
Monthly Base Payment Amount	Motor Vehicle Lease Agreement or the Modification Letter
Days Past Due
We recomputed the Days Past Due as follows:

(i)                   if the paid through date set forth in the Company’s Database Systems was prior to the Cutoff Date, we recomputed the number of days past due as the number of days between the Cutoff Date and the due date set forth in the Company’s Database Systems and

Attribute	Source Document(s)
(ii) if the paid through date set forth in the Company’s Database Systems was on or after the Cutoff Date, we were instructed by the Company to assume the number of days past due was zero.

We found the information listed above regarding the Selected Leases to be in agreement with the corresponding information in the respective Source Documents noted above, except as noted in Exhibit B attached hereto.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File and the XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Company Provided Information and instructions provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the automobile retail leases, (iii) the reliability or accuracy of the Company Provided Information, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the automobile retail leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such automobile retail leases being securitized, (iii) the compliance of the originator of the automobile retail leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the automobile retail leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

March 1, 2017

Exhibit A - Selected Leases

Selected Lease Number	Lease Number	Selected Lease Number	Lease Number	Selected Lease Number	Lease Number
1	****523799	34	****192101	67	****566402
2	****516891	35	****968501	68	****542814
3	****056477	36	****409456	69	****535581
4	****273140	37	****106131	70	****457845
5	****477551	38	****574783	71	****580450
6	****497720	39	****082207	72	****580836
7	****429051	40	****198533	73	****478063
8	****509699	41	****580300	74	****316380
9	****519195	42	****487547	75	****476074
10	****582446	43	****457521	76	****510242
11	****548522	44	****961624	77	****511102
12	****130127	45	****553349	78	****224462
13	****160006	46	****537480	79	****564859
14	****529009	47	****499065	80	****504138
15	****929087	48	****939581	81	****345065
16	****573628	49	****479014	82	****553779
17	****315755	50	****479144	83	****511435
18	****096572	51	****506062	84	****538528
19	****404984	52	****380613	85	****486962
20	****423352	53	****357917	86	****576597
21	****493409	54	****521542	87	****456702
22	****198962	55	****358612	88	****557896
23	****536574	56	****509712	89	****453528
24	****203976	57	****298197	90	****371231
25	****325640	58	****358055	91	****491471
26	****456559	59	****493144	92	****430783
27	****117175	60	****515768	93	****092133
28	****561358	61	****506389	94	****580976
29	****471166	62	****507326	95	****918700
30	****518202	63	****383601	96	****442814
31	****000015	64	****547941	97	****035774
32	****528880	65	****453208	98	****060472
33	****358294	66	****526795	99	****113569
				100	****422102

A-1

Exhibit B - Exceptions

Selected Lease Number	Lease Number	Attribute	Per Data Tape	Per Title Documents
42	****487547	State of Registration	Michigan	Information Not Available
88	****557896	State of Registration	Washington	Information Not Available

Selected Lease Number	Lease Number	Attribute	Per XML Data Tape	Per Title Documents
42	****487547	State of Registration	Michigan	Information Not Available
88	****557896	State of Registration	Washington	Information Not Available

B-1